111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                       December 3, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Emerging Markets Debt Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 142 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 27, 2018.

Please call the undersigned at (617) 954-5655 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

BRAD WILSON
Brad Wilson
Assistant Vice President & Associate Counsel

BW/ccs